Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 51,680,000	$ 48,395,000
Amount of Additional Borrowing Capacity	$ 206,600,000	$ 198,700,000